Summarised financial information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised Financial Information of Income Statement

	Summarised Financial Information
Year ended 31 December 2024	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(149)	(9)	(20)	—	—	1
Dividend income	6,477	—	—	—	5,263	185
Net finance income/(costs)	501	(81)	1,062	1	(496)	(34)
Profit/(loss) before taxation	6,829	(90)	1,042	1	4,767	152
Taxation on ordinary activities	(9)	(9)	(5)	—	111	(89)
Profit/(loss) for the year	6,820	(99)	1,037	1	4,878	63
Intercompany Transactions – Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(152)	(9)	(17)	—	31	(1)
Transactions with non-issuer/non-guarantor subsidiaries net finance income	316	563	1,234	—	24	—
Dividend income from non-issuer/non-guarantor subsidiaries	6,477	—	—	—	5,263	185

	Summarised Financial Information
Year ended 31 December 2023	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(642)	3	4	—	—	5
Dividend income	4,950	—	1	—	5,234	424
Net finance income/(costs)	488	(204)	857	1	(538)	—
Profit/(loss) before taxation	4,796	(201)	862	1	4,696	429
Taxation on ordinary activities	(25)	22	17	—	127	(1)
Profit/(loss) for the year	4,771	(179)	879	1	4,823	428
Intercompany Transactions – Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(120)	(1)	—	—	30	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	293	768	1,445	—	26	—
Dividend income from non-issuer/non-guarantor subsidiaries	4,950	—	—	—	5,234	424

Summarised Financial Information of Balance Sheet

	Summarised Financial Information
As at 31 December 2024	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Balance Sheet
Non-current assets	1,917	18,996	2,292	1,358	292	77
Current assets	9,736	18,504	46,197	48	1,221	15
Non-current liabilities	1,577	18,503	11,526	1,358	7,707	20
Non-current borrowings	1,571	18,257	11,227	1,358	7,657	—
Other non-current liabilities	6	246	299	—	50	20
Current liabilities	72	19,010	32,984	47	3,257	129
Current borrowings	37	18,967	32,708	46	1,751	1
Other current liabilities	35	43	276	1	1,506	128
Intercompany Transactions – Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,690	15,082	50,595	—	1,478	15
Amounts due to non-issuer/non-guarantor subsidiaries	2	3,942	32,707	—	2	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,659	1,466

	Summarised Financial Information
As at 31 December 2023	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Balance Sheet
Non-current assets	1,917	20,691	2,238	1,422	318	43
Current assets	9,128	12,739	43,431	790	942	10
Non-current liabilities	1,580	18,266	12,901	1,422	9,163	11
Non-current borrowings	1,571	18,101	12,662	1,422	9,113	—
Other non-current liabilities	9	165	239	—	50	11
Current liabilities	339	15,137	30,091	789	1,301	4
Current borrowings	39	15,102	29,512	788	597	2
Other current liabilities	300	35	579	1	704	2
Intercompany Transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,074	16,837	43,279	—	1,229	10
Amounts due to non-issuer/non-guarantor subsidiaries	—	3,735	25,686	—	18	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,185	1,537

Summary of Unconsolidated Equity Results	BAT p.l.c.’s unconsolidated contribution to the Group’s consolidated equity results is shown below:
BAT p.l.c.

As at 31 December	2024 £m	2023 £m
Total equity	37,238	36,360
Share capital	585	614
Share premium	121	112
Perpetual hybrid bonds	1,685	1,685
Other equity	34,848	33,949